Shareholders' Equity (Details) - Schedule of Management Proposed Dividends to be Distributed, Considering the Anticipation of Interest on Own Capital to its Shareholders - BRL (R$) R$ in Millions			12 Months Ended
		Apr. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Management Proposed Dividends to be Distributed, Considering the Anticipation of Interest on Own Capital to its Shareholders [Abstract]
Net income for the year			R$ 710	R$ 1,220	R$ 1,610
Tax incentive reserve			(710)	(753)	(709)
Base for legal reserve				R$ 467	R$ 901
% Legal reserve			5.00%	5.00%	5.00%
Legal reserve for the year				R$ 23	R$ 5
Minimum mandatory dividends – 25%		R$ 68		111	224
Interest on own capital paid/payable intermediaries	[1]			(43)	(56)
Minimum mandatory dividends paid in the form of interest on shareholder’s equity				R$ 68	R$ 168

[1]	At a meeting of the Board of Directors held on December 23, 2022, the advance payment of interest on own capital in the gross amount of R$50 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$43. The effective payment occurred on February 17, 2023.